Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000006083 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000006083 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000006083 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000006083 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000006083 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000006083 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000006083 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000006083 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000006083 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006083 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000006083 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000006083 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000006083 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[2]
C000006083 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[2]
C000006083 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000006083 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000006083 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000006083 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000006083 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[2]
C000006083 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[2]
C000006083 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000006083 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[2]
C000006083 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000199765 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000199765 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000199765 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000199765 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000199765 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000199765 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000199765 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000199765 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000199765 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000199765 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000199765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000199765 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000199765 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[4]
C000199765 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[4]
C000199765 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000199765 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000199765 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000199765 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000199765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000199765 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[4]
C000199765 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000199765 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[4]
C000199765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000006081 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000006081 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000006081 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000006081 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000006081 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000006081 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000006081 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000006081 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000006081 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000006081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000006081 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[6]
C000006081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[6]
C000006081 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[6]
C000006081 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000006081 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[6]
C000006081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000006081 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000006081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[6]
C000006081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[6]
C000006081 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[6]
C000006081 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[6]
C000006081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000006079 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000006079 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000006079 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000006079 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000006079 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000006079 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000006079 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000006079 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000006079 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000006079 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000006079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000006079 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[8]
C000006079 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[8]
C000006079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[8]
C000006079 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000006079 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[8]
C000006079 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000006079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000006079 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000006079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[8]
C000006079 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000006079 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[8]
C000006079 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000006082 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000006082 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000006082 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000006082 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000006082 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000006082 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000006082 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000006082 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000006082 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006082 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000006082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000006082 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000006082 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[10]
C000006082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[10]
C000006082 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000006082 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[10]
C000006082 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000006082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000006082 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[10]
C000006082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[10]
C000006082 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[10]
C000006082 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[10]
C000006082 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.